Consolidated Balance Sheets (Q1) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 103,418	$ 76,911
Accounts receivable	2,006	5,870
Unbilled receivables	2,370	2,981
Prepaid expenses and other current assets	3,315	4,967
Total current assets	111,109	90,729
Non-current assets:
Property and equipment, net	2,402	2,113
Right-of-use asset, net	9,556	10,068
In-process research and development assets	150,600	150,600
Goodwill	48,163	48,163
Long-term restricted cash	1,377	1,377
Investments	2,000	2,000
Total assets	325,207	305,050
Current liabilities:
Accounts payable	2,517	3,150
Accrued expenses and other current liabilities	9,516	15,572
Loan payable		0
Lease liability	2,229	2,166
Deferred revenue	412	2,311
Warrant liabilities	597	720
Contingent value right liability	21,383	15,983
Forward contract liabilities	0	28,307
Total current liabilities	36,654	68,209
Non-current liabilities:
Loan payable, net of current portion		0
Lease liability, net of current portion	8,228	8,789
Deferred revenue, net of current portion	0	3,538
Warrant liabilities, net of current portion	4,755	5,674
Contingent value right liability, net of current portion	376,517	342,617
Deferred tax liabilities, net	15,853	15,853
Total liabilities	442,007	444,680
Commitments and contingencies (Note 18)
Series A Preferred Stock, $0.0001 par value; no and $548,375 shares authorized as of March 31, 2024 and December 31, 2023, respectively; no and $435,120.513 shares issued and outstanding as of March 31, 2024 and December 31, 2023, respectively	0	296,851
Options for Series A Preferred Stock	0	3,703
Stockholders' (deficit) equity:
Preferred stock, value, issued	0	0
Common stock, $0.0001 par value; 350,000,000 shares authorized as of March 31, 2024 and December 31, 2023; 5,515,836 and 5,397,597 shares issued and outstanding as of March 31, 2024 and December 31, 2023, respectively	1	1
Additional paid-in capital	559,275	179,062
Accumulated deficit	(671,471)	(614,647)
Accumulated other comprehensive loss	(4,605)	(4,600)
Total stockholders' (deficit) equity	(116,800)	(440,184)
Total liabilities, convertible preferred stock, and stockholders' (deficit) equity	325,207	305,050
Series A Preferred Stock
Stockholders' (deficit) equity:
Preferred stock, value, issued	$ 0	$ 0